Nature of operations and going concern (Details Narrative) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash	$ 1,446,033	$ 2,839,369	$ 754,206	$ 347,896
Working capital	$ 2,899,500	$ 5,783,689